CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Profit for the year		$ 77,211	$ 126,423	$ 316,434
Adjustments for:
Income tax expense (benefit)		14,476	1,846	(6,552)
Depreciation and amortization expense		1,048,410	971,382	729,866
Expense recognized in respect of equity-settled share- based payments		11,661	18,214	14,210
Interest income		(64,339)	(27,090)	(11,243)
Finance costs		24,278	18,021	23,037
(Gain) loss on disposal of property, plant and equipment and assets classified as held-for-sale		(30,838)	(17,513)	1,846
Gain on deconsolidation of subsidiaries		(3,466)
Gain on disposal of associates			(18,884)
Impairment losses on assets		16,567	46,720	1,024
Net (gain) loss arising on financial instruments at fair value through profit or loss		(9,773)	(6,890)	7,617
Net loss (gain) on foreign exchange		8,632	26,101	(26,236)
Share of (gain) loss of investment accounted for using equity method		(21,203)	9,500	13,777
Other non-cash loss				175
Operating cash flows before movements in working capital:		1,071,616	1,147,830	1,063,955
(Increase) decrease in trade and other receivables		(106,404)	59,084	(100,980)
Increase in inventories		(31,063)	(205,320)	(51,344)
Increase in restricted cash relating to operating activities		(325,512)	(81,795)	(147,834)
Decrease (increase) in prepaid operating expenses		2,000	(6,722)	17,615
Decrease in other operating assets		6,660	2,938	1,576
Increase in trade and other payables		56,598	109,285	72,836
Increase (decrease) in contract liabilities		1,094	89	(13,790)
Increase in deferred government funding		143,485	110,999	126,845
Increase (decrease) in other operating liabilities		17,866	(40,604)	25,031
Cash generated from operations		836,340	1,095,784	993,910
Interest paid		(47,850)	(34,086)	(27,497)
Interest received		34,840	19,425	12,464
Income taxes paid		(23,904)	(437)	(1,675)
Net cash generated from operating activities		799,426	1,080,686	977,202
Investing activities
Payments to acquire financial assets at fair value through profit or loss		(447,717)
Proceeds from sale of financial assets at fair value through profit or loss		540,166
Payments to acquire financial assets at amortized cost		(4,407,790)
Proceeds from maturity of financial assets at amortized cost		2,954,346
Payments to acquire financial assets			(829,371)	(917,272)
Proceeds on sale of financial assets			186,509	1,175,768
Payments for property, plant and equipment		(1,808,253)	(2,287,205)	(2,757,202)
Proceeds from disposal of property, plant and equipment and assets classified as held-for-sale		398,162	688,192	259,799
Payments for joint ventures, associates and other financial assets		(427,197)	(467,885)	(87,645)
Proceeds from disposal of joint ventures and other financial assets		(9,251)	(1,028)	(5,523)
Distributions received from joint ventures and associates		12,322	255	2,027
Payments for intangible assets		(9,817)	(43,755)	(85,729)
Payments for land use rights		(14,425)
Payments for deposit of investing activities		(45,503)
Proceeds from release of restricted cash relating to investing activities		54,743	90,093	34,614
Net cash outflow from deconsolidation of subsidiaries	[1]	(5,549)
Payment for business combination				(73,216)
Net cash used in investing activities		(3,197,261)	(2,662,139)	(2,443,333)
Financing activities
Proceeds from borrowings		782,402	1,194,659	1,239,265
Repayment of borrowings		(536,752)	(537,016)	(228,928)
Proceeds from issuance of new shares		160,878	326,351
Proceeds from issuance of convertible bonds				441,155
Proceeds from issuance of short-term and medium-term notes				314,422
Repayment of short-term notes			(87,858)
Proceeds from issuance of perpetual subordinated convertible securities		499,775	64,350
Distribution paid to perpetual subordinated convertible securities holders		(6,300)
Proceeds from exercise of employee stock options		8,076	17,105	17,610
Payments to acquire treasury shares		(20,057)
Proceeds from non-controlling interests - capital contribution		1,488,900	294,000	831,254
Net cash from financing activities		2,376,922	1,271,591	2,614,778
Net (decrease) increase in cash and cash equivalent		(20,913)	(309,862)	1,148,647
Cash and cash equivalent at the beginning of the year		1,838,300	2,126,011	1,005,201
Effects of exchange rate changes on the balance of cash held in foreign currencies		(16,413)	22,151	(27,837)
Cash and cash equivalents Including effect of exchange rates		1,800,974	1,838,300	2,126,011
Cash and cash equivalent of disposal group as held-for-sale		(14,554)
Cash and cash equivalent at the end of the year		$ 1,786,420	$ 1,838,300	$ 2,126,011

[1]	(1) The net cash outflow was from deconsolidation of subsidiaries due to the Company lost control of Ningbo Semiconductor International Corporation on April 13, 2018. Please refer to Note 19 for more details.